Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 184,739	$ 61,809	$ 313,713	$ 61,809	$ 233,485	$ 210,279
Direct cost of revenue	49,611	11,025	88,886	11,025	54,319	80,354
Gross profit	135,128	50,784	224,827	50,784	179,166	129,925
Operating expenses:
Professional fees (includes related party amounts of $172,800 and $410,400, respectively)	511,844	873,865	896,650	1,417,905	2,082,079	2,269,756
Salary expenses	335,004	902,106	601,972	1,817,746	2,421,969	2,887,309
Research and development	691,393	1,371,470	1,297,390	2,589,766	3,978,826	1,681,899
Stock-based compensation	160,762	676,242	371,728	1,392,674	1,905,948	898,444
Depreciation and amortization	210,293	210,361	420,631	420,722	841,444	43,871
Impairment of intangible assets					24,350,000
Royalty expense	162,065		198,248
Other general and administrative expenses	2,867,749	618,498	3,375,073	1,009,070	1,922,696	1,170,029
Total operating expenses	4,939,110	4,652,542	7,161,692	8,647,883	37,502,962	8,951,308
Total operating loss	(4,803,982)	(4,601,758)	(6,936,865)	(8,597,099)	(37,323,796)	(8,821,383)
Other income (expense)
Interest and accretion expenses	(13,424,169)	(530,226)	(15,121,870)	(829,770)	(2,789,255)	(126,024)
Change in fair value of contingent liabilities	714,000	(1,792,000)	1,990,000	(3,622,000)	1,606,000	(1,387,000)
Gain/(loss) on debt extinguishment	(684,682)		(684,682)		338,181	(663,522)
Loss on issuance of debt	(2,377,569)		(2,377,569)
Other income					3,000
Total other income (expense)	(15,772,420)	(2,322,226)	(16,194,121)	(4,451,770)	(842,074)	(2,176,546)
Net loss	$ (20,576,402)	$ (6,923,984)	$ (23,130,986)	$ (13,048,869)	$ (38,165,870)	$ (10,997,929)
Loss per share – basic	$ (0.48)	$ (0.17)	$ (0.55)	$ (0.32)	$ (0.94)	$ (0.31)
Loss per share - diluted	$ (0.48)	$ (0.17)	$ (0.55)	$ (0.32)	$ (0.94)	$ (0.31)
Weighted average number of shares of common stock outstanding – basic	43,187,439	40,828,188	41,979,194	40,728,740	40,727,092	36,041,613
Weighted average number of shares of common stock outstanding - diluted	43,187,439	40,828,188	41,979,194	40,728,740	40,727,092	36,041,613